June 2, 2022

BNY MELLON FUNDS TRUST

-	BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

Effective June 15, 2022, the following information will supersede and replace the information in the second paragraph in the section "Fund Summary – BNY Mellon Asset Allocation Fund – Portfolio Management" in the prospectus:

Alicia Levine is the fund's primary portfolio manager responsible for investment allocation decisions, a position she has held since June 2022. Ms. Levine is Head of Equities, Capital Markets Advisory for BNY Mellon Wealth Management, an affiliate of BNYM Investment Adviser, and Vice Chair of BNY Mellon Wealth Management’s Investment Strategy Committee. She also is an employee of BNYM Investment Adviser and manages the fund in her capacity as an employee of BNYM Investment Adviser.

*******

Effective June 15, 2022, the preceding information will supersede and replace any contrary information in the section "Fund Details – Management – Portfolio Managers – BNY Mellon Asset Allocation Fund" in the prospectus.

 *******

Effective June 15, 2022, the following information will supersede and replace any contrary information in the section "Fund Details – Management – Biographical Information" in the prospectus:

Alicia Levine has been a primary portfolio manager of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund and BNY Mellon Asset Allocation Fund responsible for investment allocation decisions since September 2021, September 2021, September 2021 and June 2022, respectively. Ms. Levine has been employed by BNYM Investment Adviser since September 2021. She is Head of Equities, Capital Markets Advisory for BNY Mellon Wealth Management and Vice Chair of BNY Mellon Wealth Management’s Investment Strategy Committee. She has been employed by The Bank of New York Mellon since October 2016.

*******

Effective June 15, 2022, the information for Jeffrey Mortimer in the section "Fund Details – Management – Biographical Information" in the prospectus will be removed in its entirety.

MFTS0622